Long-term debt (Schedule of detailed information about borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	$ 1,135,675
Addition to Principal	591,922	$ 591,824
Principal repayments	(600,000)	(400,000)
Transaction costs	19,623	16,204
Write-down of unamortized transaction costs	2,480	3,817
Borrowings, ending balance	1,180,274	1,135,675
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	1,139,695	991,558
Addition to Principal	591,922	591,824
Principal repayments	(600,000)	(400,000)
Transaction costs	8,078	8,176
Change in fair value of embedded derivative (prepayment option)		(47,169)
Write-down of fair value of embedded derivative (prepayment option)	49,754
Write-down of unamortized transaction costs	2,480	2,315
Accretion of transaction costs and premiums	1,954	1,167
Borrowings, ending balance	$ 1,185,805	$ 1,139,695